Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Liabilities	$ 1,441	$ 1,844
Fair Value, Measurements, Recurring [Member] | Interest rate swaps [Member]
Liabilities:
Liabilities	1,441	1,844
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest rate swaps [Member]
Liabilities:
Liabilities
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Interest rate swaps [Member]
Liabilities:
Liabilities	1,441	1,844
Fair Value, Measurements, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Interest rate swaps [Member]
Liabilities:
Liabilities